Share-based Compensation (Narrative of Share options) (Details) (USD $)	12 Months Ended			36 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 31, 2010 Share Options Grant One [Member]	Dec. 31, 2012 Share Options Grant One [Member]	Jul. 31, 2010 Share Options Grant Two [Member]	Dec. 31, 2012 Share Options Grant Two [Member]	Jan. 31, 2011 Share Options Grant Three [Member]	Dec. 31, 2012 Share Options Grant Three [Member]	Feb. 28, 2011 Share Options Grant Four [Member]	Dec. 31, 2012 Share Options Grant Four [Member]	Mar. 31, 2011 Share Options Grant Five [Member]	Dec. 31, 2012 Share Options Grant Five [Member]	Jul. 31, 2011 Share Options Grant Six [Member]	Dec. 31, 2012 Share Options Grant Six [Member]	Jul. 31, 2011 Share Options Grant Seven [Member]	Dec. 31, 2012 Share Options Grant Seven [Member]	Oct. 31, 2011 Share Options Grant Eight [Member]	Dec. 31, 2012 Share Options Grant Eight [Member]	Jan. 31, 2012 Share Options Grant Nine [Member]	Dec. 31, 2012 Share Options Grant Nine [Member]	Feb. 29, 2012 Share Options Grant Ten [Member]	Dec. 31, 2012 Share Options Grant Ten [Member]	Mar. 31, 2012 Share Options Grant Eleven [Member]	Dec. 31, 2012 Share Options Grant Eleven [Member]	Apr. 30, 2012 Share Options Grant Twelve [Member]	Dec. 31, 2012 Share Options Grant Twelve [Member]	Jul. 31, 2012 Share Options Grant Thirteen [Member]	Dec. 31, 2012 Share Options Grant Thirteen [Member]	Jul. 31, 2012 Share Options Grant Fourteen [Member]	Dec. 31, 2012 Share Options Grant Fourteen [Member]	Oct. 31, 2012 Share Options Grant Fifteen [Member]	Dec. 31, 2012 Share Options Grant Fifteen [Member]	Jan. 31, 2010 Option to employees and directors [Member] Share Options Grant One [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant One [Member]	Jul. 31, 2010 Option to employees and directors [Member] Share Options Grant Two [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Two [Member]	Jan. 31, 2011 Option to employees and directors [Member] Share Options Grant Three [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Three [Member]	Feb. 28, 2011 Option to employees and directors [Member] Share Options Grant Four [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Four [Member]	Mar. 31, 2011 Option to employees and directors [Member] Share Options Grant Five [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Five [Member]	Jul. 31, 2011 Option to employees and directors [Member] Share Options Grant Six [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Six [Member]	Jul. 31, 2011 Option to employees and directors [Member] Share Options Grant Seven [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Seven [Member]	Oct. 31, 2011 Option to employees and directors [Member] Share Options Grant Eight [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Eight [Member]	Jan. 31, 2012 Option to employees and directors [Member] Share Options Grant Nine [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Nine [Member]	Feb. 29, 2012 Option to employees and directors [Member] Share Options Grant Ten [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Ten [Member]	Apr. 30, 2012 Option to employees and directors [Member] Share Options Grant Twelve [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Twelve [Member]	Jul. 31, 2012 Option to employees and directors [Member] Share Options Grant Thirteen [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Thirteen [Member]	Oct. 31, 2012 Option to employees and directors [Member] Share Options Grant Fifteen [Member]	Dec. 31, 2012 Option to employees and directors [Member] Share Options Grant Fifteen [Member]	Jul. 31, 2010 Option to nonemployees [Member] Share Options Grant Two [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Two [Member]	Jan. 31, 2011 Option to nonemployees [Member] Share Options Grant Three [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Three [Member]	Mar. 31, 2011 Option to nonemployees [Member] Share Options Grant Five [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Five [Member]	Mar. 31, 2012 Option to nonemployees [Member] Share Options Grant Eleven [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Eleven [Member]	Jul. 31, 2012 Option to nonemployees [Member] Share Options Grant Thirteen [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Thirteen [Member]	Jul. 31, 2012 Option to nonemployees [Member] Share Options Grant Fourteen [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Fourteen [Member]	Oct. 31, 2012 Option to nonemployees [Member] Share Options Grant Fifteen [Member]	Dec. 31, 2012 Option to nonemployees [Member] Share Options Grant Fifteen [Member]	Dec. 31, 2012 2006 Employee Share Option Plan [Member]	Jan. 31, 2006 2006 Employee Share Option Plan [Member] Stock Options [Member]	Jan. 31, 2006 2011 Employee Share Option Plan [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Options, Validity Period (in years)																																																																												10 years	10 years
Grant date						Jan. 01, 2010		Jul. 01, 2010		Jan. 01, 2011		Feb. 14, 2011		Mar. 03, 2011		Jul. 01, 2011		Jul. 01, 2011		Oct. 01, 2011		Jan. 20, 2012		Feb. 10, 2012		Mar. 01, 2012		Apr. 15, 2012		Jul. 15, 2012		Jul. 15, 2012		Oct. 15, 2012		Jan. 01, 2010		Jul. 01, 2010		Jan. 01, 2011		Feb. 14, 2011		Mar. 03, 2011		Jul. 01, 2011		Jul. 01, 2011		Oct. 01, 2011		Jan. 20, 2012		Feb. 10, 2012		Apr. 15, 2012		Jul. 15, 2012		Oct. 15, 2012		Jul. 01, 2010		Jan. 01, 2011		Mar. 03, 2011		Mar. 01, 2012		Jul. 15, 2012		Jul. 15, 2012		Oct. 15, 2012
Options granted	4,213,000	8,294,900	5,149,000	17,656,900	110,000		5,039,000		3,786,200		700,000		704,500		2,689,200		40,000		375,000		1,834,500		935,000		33,000		171,500		427,500		40,000		771,500		110,000		939,000		3,726,200		700,000		684,500		2,689,200		40,000		375,000		1,834,500		935,000		171,500		417,500		761,500		4,100,000		60,000		20,000		33,000		10,000		40,000		10,000
Exercise price per option					$ 2.20		$ 2.80		$ 5.20		$ 5.20		$ 6.00		$ 12.94		$ 9.67		$ 10.89		$ 10.67		$ 11.35		$ 14.09		$ 14.52		$ 10.95		$ 10.67		$ 14.67		$ 2.2		$ 2.8		$ 5.2		$ 5.2		$ 6.0		$ 12.94		$ 9.67		$ 10.89		$ 10.67		$ 11.35		$ 14.52		$ 10.95		$ 14.67		$ 2.8		$ 5.2		$ 6.0		$ 14.09		$ 10.95		$ 10.67		$ 14.67
Period of advisory services related to share options granted to non-employees																																																													four years		three or four years		three or four years		four years		four years		four years		four years
Percentage of options granted will be vested on each anniversary from grant date																																																																											25.00%